Effects of changes in currency exchange rate (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 707,122,815	$ 618,154,016	$ 597,081,675	$ 265,568,125
Other financial assets	11,899,281	7,440,650
Other non-financial assets	31,143,442	29,674,705
Trade and other current receivables	506,711,173	446,486,753
Accounts receivable from related parties	15,501,990	9,040,528
Inventories	459,384,555	425,728,432
Biological assets	16,883,106	14,764,284		$ 16,180,293
Current tax assets	19,668,196	28,786,247
Non-current assets of disposal groups classified as held for sale	2,952,282	21,607,472
Current assets	1,771,266,840	1,601,683,087
Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	532,776,367	499,873,696	522,994,678
Other financial assets	3,783,635	442,366
Other non-financial assets	2,850,593	2,041,504
Trade and other current receivables	52,213,269	43,734,334
Accounts receivable from related parties	2,207,523	13,136
Current tax assets	2,199	23,022
Current assets	593,833,586	546,128,058
Euros [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	2,520,585	1,516,762
Other financial assets	26,092	3,553
Other non-financial assets	9,513,589	3,206,787
Trade and other current receivables	7,817,297	8,114,465
Accounts receivable from related parties	29,204	115,166
Current assets	19,906,767	12,956,733
Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	30,548,903	19,758,284	19,317,028
Other non-financial assets	11,896,592	8,344,924
Trade and other current receivables	117,920,573	77,006,575
Accounts receivable from related parties	11,689	1,084,888
Inventories	81,521,039	30,448,514
Biological assets	3,303,205	1,572,683
Current tax assets	12,450,511	6,151,570
Non-current assets of disposal groups classified as held for sale	2,445,429	1,399,696
Current assets	260,097,941	145,767,134
Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	2,136,790	2,635,618	1,170,848
Other non-financial assets	383,305	144,716
Trade and other current receivables	8,684,460	6,514,410
Inventories	3,990,906	3,734,911
Current tax assets	422,813	383,149
Current assets	15,618,274	13,412,804
Paraguayan Guarani [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	5,241,028	2,147,017	2,681,005
Other financial assets		2,656,724
Other non-financial assets	803,828	445,094
Trade and other current receivables	15,086,724	13,996,752
Accounts receivable from related parties	4,790,036
Inventories	12,644,453	11,498,310
Current tax assets		105,088
Current assets	38,566,069	30,848,985
Bolivianboliviano [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,206,368	1,069,435
Other non-financial assets	773,051	164,498
Trade and other current receivables	3,385,594	2,856,786
Inventories	3,790,095	3,156,669
Current assets	9,155,108	7,247,388
Others Currencies [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,587,818	792,382	$ 1,499,931
Other financial assets	34,679	26,002
Other non-financial assets	78,410	25,193
Trade and other current receivables	2,061,280	2,325,873
Accounts receivable from related parties	101,438
Inventories	1,084,057	421,953
Current assets	4,947,682	3,591,403
Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	131,104,956	90,360,822
Other financial assets	822,288	467,851
Other non-financial assets	4,844,074	13,939,522
Trade and other current receivables	299,181,390	291,883,346
Accounts receivable from related parties	8,362,100	7,827,338
Inventories	356,354,005	376,468,075
Biological assets	13,579,901	13,191,601
Current tax assets	6,792,673	22,123,418
Non-current assets of disposal groups classified as held for sale	506,853	20,207,776
Current assets	821,548,240	836,469,749
Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	7,232,587	3,844,154
Other non-financial assets		1,362,467
Trade and other current receivables	360,586	54,212
Current assets	$ 7,593,173	$ 5,260,833